Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	As of December 31,
	2024	2025
	HK$	HK$	US$
Trade receivables – third parties	10,117,291	13,106,853	1,683,971
Unbilled receivables – third party	—	773,805	99,419
Less: Allowance for expected credit losses – trade receivables	(2,303,255)	(3,297,953)	(423,722)
	7,814,036	10,582,705	1,359,668
Other receivables	195,323	15,885	2,041
Prepayments	567,636	831,730	106,860
Deposits	1,096,815	914,366	117,478
Prepayment of issuance costs	6,422,350	—	—
	16,096,160	12,344,686	1,586,047

Schedule of Allowance for Expected Credit Losses — Trade Receivables

The movement in allowance for expected credit losses — trade receivables computed based on lifetime ECL was as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
At beginning of financial year	(1,814,615)	(2,303,255)	(295,923)
Allowance made for:
– Credit impaired receivables	(307,118)	(1,313,177)	(168,717)
– Non-credit impaired receivables	(181,522)	(317,909)	(40,845)
Write-off	—	636,388	81,763
At end of financial year	(2,303,255)	(3,297,953)	(423,722)

Schedule of Currency Profiles of the Group’s Trade and Other Receivables

The currency profiles of the Company’s trade and other receivables as at the end of each reporting year are as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Hong Kong Dollar	9,064,704	11,199,095	1,438,862
United States Dollar	41,470	313,861	40,325
	9,106,174	11,512,956	1,479,187